Defined Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net gain (loss)		$ 51,000	$ 130,000
Unrecognized prior service cost		0	12,000
Directors' Retirement Plan [Member] | Scenario Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan due in a year	$ 2,000
Unrecognized net gain (loss) expected to be recognized in 2018 as a component of net periodic pension cost	0
Unrecognized Prior Service cost to be recognized in 2018 as a component of net periodic pension cost	0
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net gain (loss)		$ 41,000	$ 42,000
Former President's Post-retirement Healthcare Plan [Member] | Scenario Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan due in a year	6,000
Unrecognized net gain (loss) expected to be recognized in 2018 as a component of net periodic pension cost	$ 4,000